Segment Reporting	12 Months Ended
Dec. 31, 2021
Description of accounting policy for segment reporting [text block] [Abstract]
SEGMENT REPORTING

NOTE 22 - SEGMENT REPORTING:

The Company identified the Company’s CEO as its chief operating decision maker (“CODM”).

As the Company’s CODM, the CEO receives information on a segregated basis (for review on a regularly basis) of each business unit, i.e. services and products. The consolidated financial statements present the statements of comprehensive loss revenues from each segment on a standalone basis as well as cost of sale of each segment – i.e. there are no transactions between segments. The information as presented in the consolidated financial statements is essentially the same information provided to the CODM and the same information regarding decisions about allocating resources.

The Company accounts for its segment information in accordance with IFRS 8 “Segment Reporting” which establishes annual and interim reporting standards for operating segments of a Company based on the Company’s internal accounting methods.

Operating segments are based upon its internal organization structure, the manner in which our operations are managed and the availability of separate financial information. In 2020, the Company operated through two operating segments: products segment and services segment. In 2021, the Company has three operating segments: products segment, Patient services segment and Covid -19 testing services segment, as follows:

Products: Development, manufacture and marketing of wireless diagnostic equipment for the medical industry and consumer market.

Patient Services:  Cardiac monitoring services of MCT, Event, Holter, Extended Holter and Pacemaker

Covid -19 testing: three kinds of diagnostic tests – (i) Rapid Antigen + A/B Flu Combo test, (ii) PCR test and (iii) Antibody test.

For the year ended December 31, 2021:

	Products	Covid-19 Services	Patient Services	Total
Revenues from external customers	50	97	4,911	5,058
Segment loss	3,386	301	3,476	7,163
Unallocated G&A expenses				4,106
Finance expenses, net				3,622
Loss before income taxes				14,891

For the year ended December 31, 2020:

	Products	Patient Services	Total
Revenues from external customers	41	4,859	4,900
Segment loss	4,243	4,803	9,046
Unallocated G&A expenses			3,254
Finance expenses, net			406
Loss before income taxes			12,706

For the year ended December 31, 2019:

	Products	Patient Services	Total
Revenues from external customers	12	5,514	5,526
Segment loss	6,147	5,076	11,223
Unallocated G&A expenses			1,556
Finance expenses, net			3,587
Loss before income taxes			16,366